CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (UNAUDITED)
Net Income (loss)	$ (555)	$ (3,964)
Other comprehensive income:
Foreign currency translation gain (loss)	(46)	750
Comprehensive income (loss)	$ (601)	$ (3,214)